Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	May 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease Cost [Line Items]
Revenue Not from Contract with Customer	$ 32,017	$ 30,486		$ 66,819	$ 61,313
MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Percentage of seating capacity available in garden			10.00%
Maximum percentage of seating capacity available in garden			100.00%
Revenue Not from Contract with Customer						$ 71,410	$ 24,325	$ 0
Arena License Agreements [Member] | MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Revenue Not from Contract with Customer						68,072	21,345
Lease and sublease arrangements [Member] | MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Revenue Not from Contract with Customer						$ 3,338	$ 2,980
Minimum | MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Operating Lease remaining lease term						8 months 12 days
Maximum | MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Operating Lease remaining lease term						16 years 1 month 6 days